Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities
Net Loss	$ (29,383)	$ (42,245)
Adjustments to reconcile loss to net cash used in operating activities:
Depreciation	349	246
Share-based compensation	6,377	488
Warrants to service providers	272	56
Revaluation of warrants and accretion	(4,761)	4,738
Revaluation of convertible loan		17,866
Changes in operating assets and liabilities:
Decrease (increase( in trade receivable	(1,907)	(162)
Decrease (increase) in prepaid expenses and other receivables	1,566	(74)
Operating lease ROU assets and liabilities, net	(79)
Increase (decrease) in trade payables	(585)	1,645
Increase (decrease) in employees and payroll accruals	(1,009)	965
Increase (decrease) in deferred revenue	(375)	665
Increase (decrease) in accrued expenses and other payables	(2,116)	331
Net cash used in operating activities	(31,651)	(15,481)
Cash flows from investing activities:
Change in bank deposits	(400)	100
Purchase of property and equipment	(576)	(687)
Net cash used in investing activities	(976)	(587)
Cash flows from financing activities:
Repayment of long-term loan		(2,639)
Proceeds from short term loan		4,733
Payment of deferred transaction costs		(117)
Repayment of short-term loan	(5,218)
Proceeds from exercise of warrants		3,637
Proceeds from exercise of options	264	212
Proceeds from convertible loan		11,337
Net cash provided by (used in) financing activities	(4,954)	17,163
Increase (decrease) in cash, cash equivalents and restricted cash	(37,581)	1,095
Cash, cash equivalents and restricted cash at the beginning of period	100,936	2,954
Cash, cash equivalents and restricted cash at the end of period	63,355	4,049
Purchase of property and equipment	292
Interest paid	250	167
Conversion of warrants liability into convertible preferred shares		2,483
Deferred transaction costs		$ 1,569